Dividends - Dividend Reconciliation (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividends
Profit attributable to the owners of Sibanye-Stillwater	R 33,054	R 29,312	R 62
Adjusted for:
Loss on financial instruments	6,279	2,450	6,015
Gain/(loss) on foreign exchange differences	(1,149)	255	(325)
Gain on disposal of property, plant and equipment	(36)	(99)	(77)
Impairments/(reversal of impairments)	5,148	(121)	86
Gain on acquisition	0	0	(1,103)
Restructuring costs	107	436	1,252
Transaction costs	140	139	448
Occupational healthcare (gain)/expense	(14)	52	(40)
Loss on BTT early settlement	0	186	0
Income on settlement of legal dispute	0	(580)	0
Loss due to dilution of interest in joint operation	4	30	0
Early redemption premium on the 2025 Notes	196	0	0
Loss on settlement of US$ Convertible Bond	0	1,507	0
Change in estimated deferred tax rate	(86)	54	(1,551)
Share of results of equity-accounted investees after tax	(1,989)	(1,700)	(721)
Profit on sale of St Helena	(16)	0	0
Tax effect of the items adjusted above	(2,755)	(1,277)	(1,644)
NCI effect of the items listed above	0	(37)	(42)
Normalised earnings	R 38,883	R 30,607	R 2,360